Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disaggregation of Revenue [Table Text Block]
The following table presents our revenue from contracts with customers and other revenue by segment for the three and nine months ended September 30, 2019 and 2018:

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Three Months Ended September 30, 2019
Retail revenue
Retail revenue from contracts with customers	$170.5	$—	$—	$170.5
Other retail revenue (a)	3.8	—	—	3.8
Wholesale revenue
Wholesale revenue from contracts with customers	4.4	5.0	(0.2)	9.2
RTO ancillary revenue	11.0	0.1	—	11.1
Capacity revenue	1.1	1.1	—	2.2
Miscellaneous revenue from contracts with customers (b)	—	2.0	—	2.0
Miscellaneous revenue	0.3	0.7	(0.8)	0.2
Total revenues	$191.1	$8.9	$(1.0)	$199.0

	Three Months Ended September 30, 2018
Retail revenue
Retail revenue from contracts with customers	$168.4	$—	$(0.4)	$168.0
Other retail revenue (a)	12.6	—	—	12.6
Wholesale revenue
Wholesale revenue from contracts with customers	4.9	5.6	—	10.5
RTO ancillary revenue	10.8	(0.1)	—	10.7
Capacity revenue	2.0	1.7	—	3.7
Miscellaneous revenue from contracts with customers (b)	—	2.2	—	2.2
Miscellaneous revenue	—	0.5	(0.5)	—
Total revenues	$198.7	$9.9	$(0.9)	$207.7

	Nine months ended September 30, 2019
Retail revenue
Retail revenue from contracts with customers	$503.8	$—	$—	$503.8
Other retail revenue (a)	14.9	—	—	14.9
Wholesale revenue
Wholesale revenue from contracts with customers	12.8	11.4	(0.8)	23.4
RTO ancillary revenue	32.8	0.2	—	33.0
Capacity revenue	5.0	4.2	—	9.2
Miscellaneous revenue from contracts with customers (b)	—	7.1	—	7.1
Miscellaneous revenue	0.9	2.3	(2.4)	0.8
Total revenues	$570.2	$25.2	$(3.2)	$592.2

	Nine months ended September 30, 2018
Retail revenue
Retail revenue from contracts with customers	$469.3	$—	$(0.8)	$468.5
Other retail revenue (a)	31.4	—	—	31.4
Wholesale revenue
Wholesale revenue from contracts with customers	24.6	16.7	—	41.3
RTO ancillary revenue	32.4	0.1	—	32.5
Capacity revenue	5.8	4.7	—	10.5
Miscellaneous revenue from contracts with customers (b)	—	7.3	—	7.3
Miscellaneous revenue	—	1.9	(1.9)	—
Total revenues	$563.5	$30.7	$(2.7)	$591.5

(a)	Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.
(b)
Miscellaneous revenue from contracts with customers primarily includes revenues for various services provided by Miami Valley Lighting.

DPL's revenue from contracts with customers was $743.8 million for the year ended December 31, 2018. The following table presents our revenue from contracts with customers and other revenue by segment for the year ended December 31, 2018:

$ in millions	Utility	Other	Adjustments and Eliminations	Total
	Year ended December 31, 2018
Retail Revenue
Retail revenue from contracts with customers	$625.8	$—	$(1.0)	$624.8
Other retail revenues (a)	32.1	—	—	32.1
Wholesale Revenue
Wholesale revenue from contracts with customers	29.9	22.1	—	52.0
RTO revenue	43.1	0.1	—	43.2
RTO capacity revenues	7.8	6.6	—	14.4
Other revenues from contracts with customers (b)	—	9.4	—	9.4
Other revenues	—	2.8	(2.8)	—
Total revenues	$738.7	$41.0	$(3.8)	$775.9

(a)	Other retail revenue primarily includes alternative revenue programs not accounted for under FASC 606.
(b)
Other revenues from contracts with customers primarily includes revenues for various services provided by Miami Valley Lighting.